UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23145

Investment Company Act File Number

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Income Builder Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
CAE, Inc.	133,882	$2,269,041

		$2,269,041

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	29,166	$1,913,290

		$1,913,290

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	96,719	$3,047,616

		$3,047,616

Automobiles — 0.4%
Peugeot SA	77,996	$1,677,750

		$1,677,750

Banks — 5.6%
BNP Paribas SA	51,558	$3,995,521
ING Groep NV	188,594	3,523,659
JPMorgan Chase & Co.	32,365	2,971,107
KBC Group NV	30,858	2,551,155
Mitsubishi UFJ Financial Group, Inc.	510,703	3,239,956
Wells Fargo & Co.	95,213	5,135,789

		$21,417,187

Beverages — 1.8%
Anheuser-Busch InBev SA/NV	20,322	$2,451,493
Constellation Brands, Inc., Class A	11,572	2,237,446
Diageo PLC	70,839	2,287,885

		$6,976,824

Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.(1)	9,546	$837,471
Celgene Corp.(1)	20,322	2,751,802
Shire PLC	62,378	3,487,080

		$7,076,353

Building Products — 0.8%
Assa Abloy AB, Class B	145,563	$3,118,387

		$3,118,387

Capital Markets — 0.7%
Credit Suisse Group AG	153,208	$2,355,065
Credit Suisse Group AG(2)	18,872	290,094

		$2,645,159

Chemicals — 1.5%
Arkema SA	20,196	$2,299,019
Ecolab, Inc.	16,371	2,155,570
Novozymes A/S, Class B	28,524	1,317,108

		$5,771,697

Security	Shares	Value
Commercial Services & Supplies — 0.7%
Brambles, Ltd.	351,463	$2,598,638

		$2,598,638

Consumer Finance — 0.4%
Discover Financial Services	18,158	$1,106,549
OneMain Holdings, Inc.(1)	22,392	598,762

		$1,705,311

Containers & Packaging — 0.9%
Sealed Air Corp.	78,090	$3,397,696

		$3,397,696

Diversified Financial Services — 0.3%
ORIX Corp.	69,683	$1,105,759

		$1,105,759

Diversified Telecommunication Services — 1.1%
Nippon Telegraph & Telephone Corp.	85,980	$4,207,705

		$4,207,705

Electric Utilities — 1.6%
Acciona SA	1,697	$145,059
American Electric Power Co., Inc.	31,142	2,196,757
Electricite de France SA	17,854	181,229
NextEra Energy, Inc.	22,016	3,216,317
Terna Rete Elettrica Nazionale SpA	41,810	238,850

		$5,978,212

Electrical Equipment — 1.8%
Legrand SA	29,416	$2,031,987
Melrose Industries PLC	1,123,984	3,446,156
Zhuzhou CRRC Times Electric Co., Ltd., Class H	320,559	1,525,043

		$7,003,186

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	53,346	$3,383,737
Keyence Corp.	5,051	2,333,128

		$5,716,865

Energy Equipment & Services — 0.7%
Halliburton Co.	60,873	$2,583,450

		$2,583,450

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	22,110	$3,014,256
Equity Residential	44,126	3,003,216
Simon Property Group, Inc.	13,266	2,102,661

		$8,120,133

Food Products — 0.3%
Pinnacle Foods, Inc.	20,244	$1,202,089

		$1,202,089

Health Care Equipment & Supplies — 0.3%
ConvaTec Group PLC(1)(3)	268,541	$1,100,612

		$1,100,612

Hotels, Restaurants & Leisure — 0.0%(4)
Compass Group PLC	2	$43

		$43

Security	Shares	Value
Household Durables — 1.0%
Newell Brands, Inc.	71,786	$3,784,558

		$3,784,558

Household Products — 0.7%
Reckitt Benckiser Group PLC	26,626	$2,588,774

		$2,588,774

Insurance — 3.6%
AIA Group, Ltd.	367,871	$2,893,491
Chubb, Ltd.	29,072	4,257,885
Poste Italiane SpA(3)	4,754	34,996
Prudential PLC	145,737	3,556,054
St. James’s Place PLC	185,252	2,975,583

		$13,718,009

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	4,140	$4,089,409

		$4,089,409

Internet Software & Services — 3.2%
Alphabet, Inc., Class C(1)(5)	8,279	$7,703,609
Facebook, Inc., Class A(1)	25,967	4,394,915

		$12,098,524

IT Services — 1.0%
Visa, Inc., Class A	39,421	$3,924,755

		$3,924,755

Machinery — 1.4%
Fortive Corp.	41,773	$2,704,384
Komatsu, Ltd.	98,971	2,654,158

		$5,358,542

Media — 1.8%
Interpublic Group of Cos., Inc.	210,655	$4,552,255
Publicis Groupe SA	7,223	546,177
Toho Co., Ltd.	45,861	1,652,712

		$6,751,144

Metals & Mining — 0.6%
Rio Tinto, Ltd.	44,197	$2,329,866

		$2,329,866

Multi-Utilities — 0.1%
A2A SpA	160,396	$272,853

		$272,853

Multiline Retail — 0.0%(4)
Marks & Spencer Group PLC	39,389	$167,408

		$167,408

Oil, Gas & Consumable Fuels — 3.3%
ConocoPhillips	44,784	$2,031,850
Enagas SA	12,935	365,582
Exxon Mobil Corp.	26,061	2,085,922
Pioneer Natural Resources Co.	11,949	1,948,882

Security	Shares	Value
Polski Koncern Naftowy ORLEN SA	16,139	$477,834
Royal Dutch Shell PLC, Class B	141,897	4,042,320
Seven Generations Energy, Ltd., Class A(1)	92,480	1,607,413

		$12,559,803

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	25,026	$2,477,324
Unilever PLC	70,093	3,997,594

		$6,474,918

Pharmaceuticals — 5.2%
Allergan PLC	13,830	$3,489,724
Eli Lilly & Co.	36,599	3,025,273
Johnson & Johnson	46,384	6,156,085
Novo Nordisk A/S, Class B	45,244	1,924,201
Roche Holding AG PC	10,349	2,620,049
Zoetis, Inc.	39,933	2,496,611

		$19,711,943

Professional Services — 0.9%
Verisk Analytics, Inc.(1)	39,704	$3,464,571

		$3,464,571

Road & Rail — 0.7%
CSX Corp.	50,244	$2,479,039

		$2,479,039

Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV	25,140	$3,791,139
Renesas Electronics Corp.(1)	16,781	157,432
Sumco Corp.	127,609	2,065,237
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,036	2,266,775

		$8,280,583

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	8,080	$905,041
Industria de Diseno Textil SA	60,904	2,417,547
Lowe’s Cos., Inc.	38,104	2,949,249

		$6,271,837

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	11,849	$1,762,302
HP, Inc.	77,243	1,475,341

		$3,237,643

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(1)	20,322	$1,252,648
LVMH Moet Hennessy Louis Vuitton SE	8,059	2,024,328
Pandora A/S	21,540	2,479,008

		$5,755,984

Trading Companies & Distributors — 0.8%
Brenntag AG	17,775	$1,007,259
MISUMI Group, Inc.	87,739	2,175,910

		$3,183,169

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Freenet AG	14,900	$502,947

		$502,947

Total Common Stocks (identified cost $211,608,089)		$227,639,282

Preferred Stocks — 3.2%

Security	Shares	Value
Banks — 1.9%
AgriBank FCB, 6.875% to 1/1/24(6)	9,798	$1,087,885
CoBank ACB, Series F, 6.25% to 10/1/22(3)(6)	8,600	903,269
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(6)	1,115	122,093
Farm Credit Bank of Texas, Series 1, 10.00%(3)	230	282,756
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	400	578,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(6)	15,030	417,684
KeyCorp, Series E, 6.125% to 12/15/26(6)	10,050	295,772
Regions Financial Corp., Series A, 6.375%	18,416	474,580
SunTrust Banks, Inc., Series E, 5.875%	34,002	873,851
Texas Capital Bancshares, Inc., 6.50%	20,005	508,727
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	371,290
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,181,475

		$7,097,382

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	7,197	$197,845
Legg Mason, Inc., 5.45%	12,825	319,471

		$517,316

Electric Utilities — 0.4%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	5,893	$150,272
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	232,282
SCE Trust VI, 5.00%	15,350	393,727
Southern Co. (The), 6.25%	22,549	612,882

		$1,389,163

Equity Real Estate Investment Trusts (REITs) — 0.3%
CBL & Associates Properties, Inc., Series D, 7.375%	12,225	$293,522
DDR Corp., Series J, 6.50%	13,275	337,052
DDR Corp., Series K, 6.25%	6,500	165,718
Vornado Realty Trust, Series K, 5.70%	21,500	545,455

		$1,341,747

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(3)	4,700	$502,753
Ocean Spray Cranberries, Inc., 6.25%(3)	540	50,018

		$552,771

Insurance — 0.0%(4)
PartnerRe, Ltd., Series I, 5.875%	5,061	$131,890

		$131,890

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	18,050	$459,553

		$459,553

Security	Shares		Value
Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$240,913

			$240,913

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(6)		23,750	$610,850

			$610,850

Total Preferred Stocks (identified cost $11,708,166)			$12,341,585

Corporate Bonds & Notes — 31.1%
Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.1%
TransDigm, Inc., 6.00%, 7/15/22		500	$523,750

			$523,750

Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(3)		60	$59,925
American Axle & Manufacturing, Inc., 6.50%, 4/1/27(3)		45	44,719
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	229,600

			$334,244

Automobiles — 0.1%
FTE Verwaltungs GmbH, 9.00%, 7/15/20(7)	EUR	400	$494,724

			$494,724

Banks — 2.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(6)(8)		200	$224,171
Banco do Brasil SA, 6.25% to 4/15/24(3)(6)(8)		859	744,109
Banco Santander SA, 6.375% to 5/19/19(6)(7)(8)		800	823,108
Bank of America Corp., Series AA, 6.10% to 3/17/25(6)(8)		1,018	1,123,617
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(6)		215	219,838
CIT Group, Inc., 5.375%, 5/15/20		500	541,250
Citigroup, Inc., Series M, 6.30% to 5/15/24(6)(8)		570	622,012
Credit Agricole SA, 7.875% to 1/23/24(3)(6)(8)		327	369,714
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(6)(8)		460	476,100
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(6)(8)		215	246,551
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(6)(8)		353	390,065
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(6)(8)		768	805,632
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(8)		1,033	1,151,795
M&T Bank Corp., Series F, 5.125% to 11/1/26(6)(8)		280	294,700
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(6)(8)		170	176,375
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(6)(8)		804	881,892
Standard Chartered PLC, 7.014% to 7/30/37(3)(6)(8)		249	286,350
Standard Chartered PLC, 7.75% to 4/2/23(3)(6)(8)		320	352,000
UniCredit SpA, 8.00% to 6/3/24(6)(7)(8)		610	650,391
Zions Bancorporation, Series I, 5.80% to 9/15/23(6)(8)		88	87,781
Zions Bancorporation, Series J, 7.20% to 9/15/23(6)(8)		619	687,090

			$11,154,541

Biotechnology — 0.3%
Grifols S.A., 3.20%, 5/1/25(7)	EUR	1,075	$1,295,120

			$1,295,120

Security	Principal Amount* (000’s omitted)		Value
Building Products — 1.0%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		115	$121,181
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(7)	EUR	828	1,075,162
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,070,000
Standard Industries, Inc., 5.50%, 2/15/23(3)		115	121,613
Standard Industries, Inc., 6.00%, 10/15/25(3)		535	576,462
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	642,000

			$3,606,418

Capital Markets — 0.6%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(3)		400	$355,600
HRG Group, Inc., 7.875%, 7/15/19		1,000	1,020,250
UBS Group AG, 6.875% to 8/7/25(6)(7)(8)		833	915,088

			$2,290,938

Casino & Gaming — 0.1%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$31,388
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	120,003
Sugarhouse HSP Gaming Prop Mezz, L.P./Sugarhouse HSP Gaming Finance Corp., 5.875%, 5/15/25(3)		165	165,412

			$316,803

Chemicals — 0.6%
Chemours Co. (The), 5.375%, 5/15/27		70	$73,937
Chemours Co. (The), 7.00%, 5/15/25		70	78,400
Platform Specialty Products Corp., 6.50%, 2/1/22(3)		1,000	1,042,500
SPCM S.A., 4.875%, 9/15/25(3)		65	66,869
Tronox Finance, LLC, 6.375%, 8/15/20		50	50,375
Tronox Finance, LLC, 7.50%, 3/15/22(3)		15	15,788
Valvoline, Inc., 5.50%, 7/15/24(3)		45	47,812
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	118,450
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	808,125

			$2,302,256

Commercial Services & Supplies — 1.8%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$176,800
Clean Harbors, Inc., 5.125%, 6/1/21		400	409,000
Covanta Holding Corp., 5.875%, 3/1/24		500	488,750
Covanta Holding Corp., 5.875%, 7/1/25		95	92,625
Covanta Holding Corp., 6.375%, 10/1/22		35	35,963
GFL Environmental, Inc., 5.625%, 5/1/22(3)		55	57,062
GFL Environmental, Inc., 9.875%, 2/1/21(3)		450	489,375
Hertz Corp. (The), 5.50%, 10/15/24(3)		80	65,600
IPD 3 B.V., 4.50%, 7/15/22(7)	EUR	700	846,642
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	271,700
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	1,003,361
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		270	302,062
RAC Bond Co. PLC, 5.00%, 11/6/22(7)	GBP	1,105	1,460,708
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	602,250
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	235,800
Tervita Escrow Corp., 7.625%, 12/1/21(3)		195	198,900
United Rentals North America, Inc., 5.50%, 5/15/27		35	37,013
United Rentals North America, Inc., 7.625%, 4/15/22		170	177,862

			$6,951,473

Security	Principal Amount* (000’s omitted)		Value
Communications Equipment — 0.2%
CommScope Technologies, LLC, 5.00%, 3/15/27(3)		235	$236,175
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		35	37,800
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	626,062

			$900,037

Construction & Engineering — 0.3%
ABG Orphan Holdco S.a.r.l., 14.00%, 2/28/21(3)(9)		900	$958,050

			$958,050

Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 12/31/18		550	$593,313
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	1,570	2,105,099

			$2,698,412

Containers & Packaging — 0.7%
ARD Finance S.A., 6.625%, 9/15/23(9)	EUR	1,000	$1,269,892
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(3)		200	214,124
BWAY Holding Co., 5.50%, 4/15/24(3)		240	252,300
BWAY Holding Co., 7.25%, 4/15/25(3)		240	250,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		140	147,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		500	511,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		165	178,922

			$2,824,813

Distributors — 0.0%(4)
HD Supply, Inc., 5.75%, 4/15/24(3)		105	$112,744

			$112,744

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(3)		325	$354,250

			$354,250

Diversified Financial Services — 1.0%
Amigo Luxembourg S.A., 7.625%, 1/15/24(7)	GBP	615	$845,398
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	518,160
DAE Funding, LLC, 4.50%, 8/1/22(3)(10)		155	158,100
DAE Funding, LLC, 5.00%, 8/1/24(3)(10)		255	261,056
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(3)		180	175,842
FBM Finance, Inc., 8.25%, 8/15/21(3)		165	177,787
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	119,996
Mercury Bondco PLC, 8.25%, 5/30/21(7)(9)	EUR	530	664,274
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		455	464,669
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(3)		265	270,466

			$3,655,748

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$521,250
CenturyLink, Inc., 7.50%, 4/1/24		100	108,875
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		65	65,975
Frontier Communications Corp., 6.25%, 9/15/21		65	57,342
Frontier Communications Corp., 10.50%, 9/15/22		40	37,700
Level 3 Financing, Inc., 5.25%, 3/15/26		90	95,850

			$886,992

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 1.3%
AES Corp. (The), 5.50%, 3/15/24		580	$609,000
AES Corp. (The), 5.50%, 4/15/25		15	15,788
AES Corp. (The), 6.00%, 5/15/26		15	16,181
AES Gener S.A., 8.375% to 6/18/19, 12/18/73(3)(6)		515	554,269
Dynegy, Inc., 7.375%, 11/1/22		225	228,656
Dynegy, Inc., 7.625%, 11/1/24		45	44,775
Dynegy, Inc., 8.00%, 1/15/25(3)		115	114,425
Electricite de France S.A., 6.00% to 1/29/26(6)(7)(8)	GBP	800	1,122,704
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)		940	1,076,300
NRG Yield Operating, LLC, 5.375%, 8/15/24		500	525,000
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		115	121,900
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(6)		580	619,214

			$5,048,212

Electrical Equipment — 0.2%
Senvion Holding GmbH, 3.875%, 10/25/22(7)	EUR	575	$697,005

			$697,005

Electronic Equipment, Instruments & Components — 0.2%
Zebra Technologies Corp., 7.25%, 10/15/22		680	$725,050

			$725,050

Energy Equipment & Services — 0.2%
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)(11)		467	$7,005
Novafives SAS, 4.50%, 6/30/21(7)	EUR	725	876,815

			$883,820

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		115	$124,631
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		120	121,500
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		95	104,025
SBA Communications Corp., 4.875%, 9/1/24		55	57,269

			$407,425

Food Products — 1.0%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(10)		20	$18,100
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(3)		185	168,350
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(3)		95	89,537
Dean Foods Co., 6.50%, 3/15/23(3)		500	519,375
Dole Food Co., Inc., 7.25%, 6/15/25(3)		225	239,625
Land O’ Lakes, Inc., 8.00%(3)(8)		875	971,250
Ocado Group PLC, 4.00%, 6/15/24(7)	GBP	755	991,606
Post Holdings, Inc., 5.00%, 8/15/26(3)		85	87,444
Post Holdings, Inc., 5.50%, 3/1/25(3)		230	243,225
TreeHouse Foods, Inc., 6.00%, 2/15/24(3)		180	193,950
US Foods, Inc., 5.875%, 6/15/24(3)		395	414,256

			$3,936,718

Security	Principal Amount* (000’s omitted)		Value
Food Service — 0.0%(4)
Landry’s, Inc., 6.75%, 10/15/24(3)		135	$138,753

			$138,753

Health Care Equipment & Supplies — 1.5%
Alere, Inc., 6.375%, 7/1/23(3)		320	$345,600
Alere, Inc., 6.50%, 6/15/20		40	40,800
Centene Corp., 4.75%, 1/15/25		300	313,500
Centene Corp., 5.625%, 2/15/21		90	93,825
Centene Corp., 6.125%, 2/15/24		340	370,600
Envision Healthcare Corp., 5.625%, 7/15/22		620	644,412
Envision Healthcare Corp., 6.25%, 12/1/24(3)		620	669,600
IDH Finance PLC, 6.25%, 8/15/22(7)	GBP	350	449,168
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)		610	649,650
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)		320	339,200
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)		225	253,688
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)		1,230	1,334,550

			$5,504,593

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 6.50%, 3/1/24		45	$48,488
CHS/Community Health Systems, Inc., 6.25%, 3/31/23		555	570,262
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(3)(9)		165	172,012
HCA, Inc., 4.50%, 2/15/27		40	41,038
HCA, Inc., 5.875%, 2/15/26		750	819,375
MEDNAX, Inc., 5.25%, 12/1/23(3)		500	516,250
Tenet Healthcare Corp., 6.75%, 6/15/23		260	258,050
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	92,013
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	398,437

			$2,915,925

Hotels, Restaurants & Leisure — 1.2%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$327,639
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(3)		1,000	1,034,500
Carlson Travel, Inc., 6.75%, 12/15/23(3)		200	203,500
Eldorado Resorts, Inc., 6.00%, 4/1/25		55	59,125
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	510,825
MGM Resorts International, 6.00%, 3/15/23		550	610,500
NCL Corp., Ltd., 4.75%, 12/15/21(3)		150	155,625
NH Hotel Group S.A., 3.75%, 10/1/23(7)	EUR	960	1,205,164
Scientific Games International, Inc., 7.00%, 1/1/22(3)		115	122,762
Scientific Games International, Inc., 10.00%, 12/1/22		105	117,469

			$4,347,109

Household Durables — 0.0%(4)
CalAtlantic Group, Inc., 5.00%, 6/15/27		100	$101,750
Tempur Sealy International, Inc., 5.50%, 6/15/26		45	46,463

			$148,213

Household Products — 0.4%
Bormioli Rocco Holdings S.A., 10.00%, 8/1/18(7)	EUR	850	$1,019,362
Central Garden & Pet Co., 6.125%, 11/15/23		500	537,500

			$1,556,862

Security	Principal Amount* (000’s omitted)		Value
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 7.25%, 5/15/26		235	$249,688

			$249,688

Industrial Conglomerates — 0.3%
Wittur International Holding GmbH, 8.50%, 2/15/23(7)	EUR	1,030	$1,281,716

			$1,281,716

Insurance — 0.5%
AssuredPartners, Inc., 7.00%, 8/15/25(3)(10)		120	$121,200
Hub International, Ltd., 7.875%, 10/1/21(3)		500	524,375
KIRS Midco 3 PLC, 8.375%, 7/15/23(7)	GBP	910	1,210,920

			$1,856,495

Internet & Direct Marketing Retail — 0.2%
Netflix, Inc., 3.625%, 5/15/27(7)	EUR	675	$823,059

			$823,059

Internet Software & Services — 0.4%
EIG Investors Corp., 10.875%, 2/1/24		480	$535,200
Match Group, Inc., 6.375%, 6/1/24		505	551,712
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(3)		75	79,688
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	505,687

			$1,672,287

IT Services — 0.1%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(3)		40	$40,000
Gartner, Inc., 5.125%, 4/1/25(3)		160	169,600

			$209,600

Machinery — 0.5%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(3)		150	$163,125
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	214,225
Navistar International Corp., 8.25%, 11/1/21		235	238,084
Norican A/S, 4.50%, 5/15/23(7)	EUR	865	1,034,381
Welbilt, Inc., 9.50%, 2/15/24		295	344,413

			$1,994,228

Media — 2.3%
Altice Luxembourg S.A., 7.25%, 5/15/22(7)	EUR	546	$687,767
Altice Luxembourg S.A., 7.75%, 5/15/22(3)		315	335,081
Altice US Finance I Corp., 5.50%, 5/15/26(3)		200	212,500
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	485,596
Cablevision Systems Corp., 5.875%, 9/15/22		55	58,231
Cablevision Systems Corp., 8.00%, 4/15/20		70	78,645
CBS Radio, Inc., 7.25%, 11/1/24(3)		120	127,050
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,216,522
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(3)		10	10,272
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(3)		294	299,880
CSC Holdings, LLC, 6.75%, 11/15/21		500	557,830
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	527,500

Security	Principal Amount* (000’s omitted)		Value
DISH DBS Corp., 7.75%, 7/1/26		155	$186,000
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		140	134,925
MDC Partners, Inc., 6.50%, 5/1/24(3)		265	267,650
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(3)(9)		35	35,175
Salem Media Group, Inc., 6.75%, 6/1/24(3)		295	307,538
SFR Group S.A., 7.375%, 5/1/26(3)		1,010	1,097,113
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		185	189,880
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	540,625
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	1,069,769
Ziggo Secured Finance B.V., 5.50%, 1/15/27(3)		150	155,625

			$8,581,174

Metals & Mining — 1.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		380	$374,300
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,000
Allegheny Technologies, Inc., 7.875%, 8/15/23		115	121,325
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(6)		270	310,500
Eldorado Gold Corp., 6.125%, 12/15/20(3)		45	46,125
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(3)		750	808,125
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	78,188
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		415	429,006
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		445	457,905
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	39,900
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	73,688
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	125,206
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	220,500
New Gold, Inc., 6.25%, 11/15/22(3)		155	161,200
New Gold, Inc., 6.375%, 5/15/25(3)		85	88,400
Novelis Corp., 5.875%, 9/30/26(3)		180	189,900
Novelis Corp., 6.25%, 8/15/24(3)		125	134,062
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		165	170,775
Teck Resources, Ltd., 5.20%, 3/1/42		40	39,250
Teck Resources, Ltd., 5.40%, 2/1/43		85	83,725
Teck Resources, Ltd., 6.00%, 8/15/40		45	48,150
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	151,125
United States Steel Corp., 8.375%, 7/1/21(3)		100	110,875
Zekelman Industries, Inc., 9.875%, 6/15/23(3)		15	17,025

			$4,330,255

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(6)		114	$124,402
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	900	1,326,233

			$1,450,635

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$351,038

			$351,038

Security	Principal Amount* (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	175	$177,625
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	40	41,700
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	100	101,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	85	87,550
Antero Resources Corp., 5.375%, 11/1/21	1,000	1,033,750
Canbriam Energy, Inc., 9.75%, 11/15/19(3)	305	314,150
Chesapeake Energy Corp., 8.00%, 12/15/22(3)	40	42,550
Continental Resources, Inc., 4.50%, 4/15/23	145	141,737
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	210	214,200
Denbury Resources, Inc., 9.00%, 5/15/21(3)	190	181,925
Diamondback Energy, Inc., 4.75%, 11/1/24	60	60,900
Diamondback Energy, Inc., 5.375%, 5/31/25	155	161,200
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(3)	40	41,450
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(3)	500	537,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	110	111,650
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)(10)	80	82,700
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(3)	208	218,140
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	245	246,837
Gulfport Energy Corp., 6.00%, 10/15/24(3)	124	123,306
Gulfport Energy Corp., 6.625%, 5/1/23	750	761,250
Halcon Resources Corp., 6.75%, 2/15/25(3)	155	159,262
Murphy Oil Corp., 6.875%, 8/15/24	55	58,575
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	68,656
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	530,000
Newfield Exploration Co., 5.375%, 1/1/26	45	47,138
Newfield Exploration Co., 5.625%, 7/1/24	65	68,494
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	49,625
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	44,775
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	232,062
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(3)(6)(8)(11)	783	27,405
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	76,688
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	143,500
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	159,750
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	50	50,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25(3)	90	88,650
PDC Energy, Inc., 6.125%, 9/15/24(3)	40	41,250
Petrobras Global Finance B.V., 6.125%, 1/17/22	342	360,382
Precision Drilling Corp., 6.50%, 12/15/21	25	24,688
Precision Drilling Corp., 6.625%, 11/15/20	18	17,848
Precision Drilling Corp., 7.75%, 12/15/23	10	10,100
Resolute Energy Corp., 8.50%, 5/1/20	210	212,625
Rice Energy, Inc., 7.25%, 5/1/23	80	86,300
Seven Generations Energy, Ltd., 6.75%, 5/1/23(3)	25	26,375
Seven Generations Energy, Ltd., 8.25%, 5/15/20(3)	1,000	1,048,750
SM Energy Co., 5.625%, 6/1/25	85	79,900
SM Energy Co., 6.125%, 11/15/22	135	132,933
SM Energy Co., 6.75%, 9/15/26	80	80,000
Southwestern Energy Co., 5.80%, 1/23/20	145	150,437

Security	Principal Amount* (000’s omitted)	Value
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	165	$156,337
Weatherford International, Ltd., 8.25%, 6/15/23	40	40,700
Weatherford International, Ltd., 9.875%, 2/15/24(3)	95	102,363
Whiting Petroleum Corp., 5.00%, 3/15/19	45	44,775
Whiting Petroleum Corp., 5.75%, 3/15/21	25	23,813
WildHorse Resource Development Corp., 6.875%, 2/1/25(3)	270	265,275
WPX Energy, Inc., 7.50%, 8/1/20	95	102,125

		$9,493,676

Pharmaceuticals — 0.4%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)	198	$217,800
Nature’s Bounty Co. (The), 7.625%, 5/15/21(3)	225	243,000
PRA Holdings, Inc., 9.50%, 10/1/23(3)	80	88,700
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(3)	130	112,450
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(3)	235	229,712
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(3)	155	163,912
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(3)	5	5,008
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	315	336,262
Vizient, Inc., 10.375%, 3/1/24(3)	50	57,938

		$1,454,782

Pipelines — 0.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	1,000	$1,067,500
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	105	115,238
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	80	83,000
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(3)	175	182,656
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	230	250,125
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	170	194,438
Energy Transfer Equity, L.P., 5.875%, 1/15/24	20	21,650
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)	60	62,775
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)(10)	50	51,563
NGPL PipeCo, LLC, 4.875%, 8/15/27(3)(10)	50	51,625
Williams Cos., Inc. (The), 3.70%, 1/15/23	230	228,776
Williams Cos., Inc. (The), 4.55%, 6/24/24	125	130,156
Williams Cos., Inc. (The), 5.75%, 6/24/44	140	146,300
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	120	126,021

		$2,711,823

Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)	160	$167,600
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(3)	35	37,931
Mattamy Group Corp., 6.875%, 12/15/23(3)	285	291,413

		$496,944

Retail-Food and Drug — 0.2%
Rite Aid Corp., 6.125%, 4/1/23(3)	565	$562,175

		$562,175

Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 8/1/23(3)	55	$57,664
Microsemi Corp., 9.125%, 4/15/23(3)	575	662,688
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)	200	210,250
Versum Materials, Inc., 5.50%, 9/30/24(3)	145	154,425

		$1,085,027

Security	Principal Amount* (000’s omitted)		Value
Software — 0.7%
Camelot Finance S.A., 7.875%, 10/15/24(3)		130	$141,700
Infor (US), Inc., 5.75%, 8/15/20(3)		160	165,000
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		195	204,019
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		130	140,725
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(3)		545	629,475
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	827,312
Symantec Corp., 5.00%, 4/15/25(3)		115	120,750
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	217,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		260	289,250

			$2,735,231

Specialty Retail — 0.1%
Hot Topic, Inc., 9.25%, 6/15/21(3)		195	$184,519

			$184,519

Technology Hardware, Storage & Peripherals — 0.6%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$148,974
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	215,506
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		355	397,086
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		215	239,372
Western Digital Corp., 7.375%, 4/1/23(3)		590	649,000
Western Digital Corp., 10.50%, 4/1/24		475	563,469

			$2,213,407

Telecommunications — 1.2%
Avaya, Inc., 9.00%, 4/1/19(3)(11)		400	$328,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	152,612
Hughes Satellite Systems Corp., 6.625%, 8/1/26		195	213,769
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	39,038
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	82,025
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	217,750
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(3)		185	191,706
Sprint Capital Corp., 6.875%, 11/15/28		80	87,400
Sprint Corp., 7.875%, 9/15/23		1,800	2,047,500
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,086,500

			$4,446,300

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$251,425

			$251,425

Transportation — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(3)		75	$72,187
CMA CGM S.A., 6.50%, 7/15/22(7)	EUR	710	866,764
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	273,650
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	83,500
XPO Logistics, Inc., 6.50%, 6/15/22(3)		500	521,250

			$1,817,351

Total Corporate Bonds & Notes (identified cost $111,797,105)			$118,223,833

Senior Floating-Rate Loans — 3.2%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$496	$500,780

		$500,780

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 4.47%, Maturing 4/3/24	$1,000	$1,004,479

		$1,004,479

Electronics/Electrical — 0.7%
Cortes NP Acquisition Corporation, Term Loan, 5.23%, Maturing 11/30/23	$635	$642,425
Dell, Inc., Term Loan, Maturing 9/7/23(13)	1,000	1,006,386
Riverbed Technology, Inc., Term Loan, 4.49%, Maturing 4/24/22	500	493,472
Solera, LLC, Term Loan, 4.51%, Maturing 3/3/23	688	692,994

		$2,835,277

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, 3.48%, Maturing 9/20/20	$500	$502,410

		$502,410

Financial Intermediaries — 0.1%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	$300	$307,500

		$307,500

Food Products — 0.2%
Nature’s Bounty Co. (The), Term Loan, 4.80%, Maturing 5/5/23	$748	$750,536

		$750,536

Food/Drug Retailers — 0.3%
Albertsons, LLC, Term Loan, Maturing 6/22/23(13)	$1,000	$1,001,625

		$1,001,625

Health Care — 0.5%
inVentiv Health, Inc., Term Loan, 4.95%, Maturing 11/9/23	$189	$189,691
MPH Acquisition Holdings, LLC, Term Loan, 4.30%, Maturing 6/7/23	909	913,863
Press Ganey Holdings, Inc., Term Loan, 4.48%, Maturing 10/21/23	189	190,468
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.48%, Maturing 10/21/24	635	652,066

		$1,946,088

Insurance — 0.1%
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(13)	$555	$570,494

		$570,494

Lodging and Casinos — 0.3%
Gateway Casinos & Entertainment Limited, Term Loan, 5.05%, Maturing 2/22/23	$1,000	$1,009,167

		$1,009,167

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$365	$393,630

		$393,630

Publishing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.23%, Maturing 5/4/22	$519	$512,630

		$512,630

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 2.75%, Maturing 1/31/25	$990	$978,012

		$978,012

Total Senior Floating-Rate Loans (identified cost $12,284,087)		$12,312,628

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(3)	$300	$299,813

Total Convertible Bonds (identified cost $283,288)		$299,813

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	4,941,890	$4,942,878

Total Short-Term Investments (identified cost $4,942,878)		$4,942,878

Total Investments — 98.7% (identified cost $352,623,613)		$375,760,019

Other Assets, Less Liabilities — 1.3%		$4,777,917

Net Assets — 100.0%		$380,537,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $52,027,677 or 13.7% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $26,841,508 or 7.1% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	When-issued security.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(13)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $37,320.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.6%	$220,257,925
United Kingdom	8.9	33,583,331
Japan	5.2	19,591,997
France	4.6	17,155,990
Canada	3.6	13,468,663
Netherlands	3.4	12,569,635
Spain	1.9	7,216,635
Denmark	1.8	6,754,698
Switzerland	1.7	6,312,186
Germany	1.3	5,053,420
Belgium	1.3	5,002,648
Ireland	1.3	4,938,749
Luxembourg	1.1	4,040,121
Australia	0.8	3,133,309
Sweden	0.8	3,118,387
Hong Kong	0.8	2,893,491
Italy	0.8	2,880,726
Taiwan	0.6	2,266,775
Brazil	0.5	1,707,334

Country	Percentage of Total Investments	Value
China	0.4%	$1,525,043
New Zealand	0.2	837,697
Chile	0.2	554,269
Poland	0.1	477,834
United Arab Emirates	0.1	419,156

Total Investments	100.0%	$375,760,019

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	54	Long	Sep-17	$6,551,280	$6,663,600	$112,320
FTSE MIB Index	9	Short	Sep-17	(1,119,810)	(1,144,261)	(24,451)
STOXX Europe 600 Banks Index	151	Short	Sep-17	(3,473,960)	(3,360,720)	113,240
STOXX Europe 600 Utilities Index	128	Short	Sep-17	(2,303,124)	(2,197,134)	105,990

						$307,099

FTSE MIB Index: Index composed of the 40 most liquid and capitalized stocks listed on the Borsa Italiana.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

STOXX Europe 600 Utilities Index: Index composed of companies from the European utilities sector.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio entered into forward foreign currency exchange contracts during the fiscal year to date ended July 31, 2017.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $331,550 and $24,451, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$353,315,816

Gross unrealized appreciation	$27,942,740
Gross unrealized depreciation	(5,498,537)

Net unrealized appreciation	$22,444,203

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$20,580,776	$10,964,973		$—	$31,545,749
Consumer Staples	5,916,859	11,325,746		—	17,242,605
Energy	10,257,517	4,885,736		—	15,143,253
Financials	14,070,092	26,521,333		—	40,591,425
Health Care	18,756,966	9,131,942		—	27,888,908
Industrials	12,830,325	18,557,538		—	31,387,863
Information Technology	24,911,434	8,346,936		—	33,258,370
Materials	5,553,266	5,945,993		—	11,499,259
Real Estate	8,120,133	—		—	8,120,133
Telecommunication Services	—	4,710,652		—	4,710,652
Utilities	5,413,074	837,991		—	6,251,065
Total Common Stocks	$126,410,442	$101,228,840	*	$—	$227,639,282
Preferred Stocks
Consumer Staples	$—	$552,771		$—	$552,771
Energy	610,850	—		—	610,850
Financials	5,350,585	2,396,003		—	7,746,588
Industrials	459,553	—		—	459,553
Real Estate	1,341,747	—		—	1,341,747
Utilities	1,630,076	—		—	1,630,076
Total Preferred Stocks	$9,392,811	$2,948,774		$—	$12,341,585

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$118,223,833	$—	$118,223,833
Senior Floating-Rate Loans	—	12,312,628	—	12,312,628
Convertible Bonds	—	299,813	—	299,813
Short-Term Investments	—	4,942,878	—	4,942,878
Total Investments	$135,803,253	$239,956,766	$—	$375,760,019
Futures Contracts	$218,310	$113,240	$—	$331,550
Total	$136,021,563	$240,070,006	$—	$376,091,569

Liability Description
Futures Contracts	$(24,451)	$—	$—	$(24,451)
Total	$(24,451)	$—	$—	$(24,451)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017